Schedule of aggregate intrinsic value of options outstanding and exercisable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Intrinsic value of options outstanding	$ 1.9	$ 4.2
Intrinsic value of options exercisable	$ 1.9	$ 4.2